Loans - Loan portfolio (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 693,059	$ 714,770	$ 709,690	$ 684,919	$ 661,926
Securitised loans	7,367	7,737
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	698,661	718,378	712,504	687,785	665,256
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(5,602)	(3,608)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	605,598	622,808	622,085	601,646	579,244
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	440,933	449,201
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	17,081	21,247
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	147,584	152,360
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	82,350	78,725	74,342	71,806	72,495
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	51,126	47,731
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	1,360	1,709
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	29,864	29,285
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	10,713	16,845	$ 16,077	$ 14,333	$ 13,517
Parent Entity
Loan portfolio, disaggregated by location of booking office and product type
Loans	607,824	631,936
Securitised loans	132,506	91,061
Parent Entity | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	612,517	635,039
Parent Entity | Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(4,693)	(3,103)
Parent Entity | Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	602,218	618,890
Parent Entity | Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	440,926	449,192
Parent Entity | Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	16,938	20,848
Parent Entity | Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	144,354	148,850
Parent Entity | New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	354	411
Parent Entity | New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	354	411
Parent Entity | Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 9,945	$ 15,738